Loans and Allowance for Loan Losses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Loans and Allowance for Loan Losses
Loans, gross	$ 603,310	$ 615,495		$ 495,270
Deferred loan fees	(51)	(50)		(94)
Allowance for loan losses	(5,981)	(6,006)	(5,215)	(5,018)	(3,238)	(1,012)
Loans, net	597,278	609,439		490,158
Accretable discount related to loans acquired within a business combination	185	137		667
Construction and land
Loans and Allowance for Loan Losses
Loans, gross	69,966	84,030		47,643
Farmland
Loans and Allowance for Loan Losses
Loans, gross	10,528	10,156		11,656
1 - 4 family residential
Loans and Allowance for Loan Losses
Loans, gross	105,788	113,392		86,908
Multi-family residential
Loans and Allowance for Loan Losses
Loans, gross	9,964	9,540		11,862
Nonfarm nonresidential
Loans and Allowance for Loan Losses
Loan amount outstanding as percentage of total risk-based capital	246.00%
Loans, gross	195,839	190,967		171,451
Allowance for loan losses	(1,890)	(1,841)	(1,354)	(1,726)	(1,028)
Construction, land development, and other land loans
Loans and Allowance for Loan Losses
Loan amount outstanding as percentage of total risk-based capital	88.00%
Commercial
Loans and Allowance for Loan Losses
Loans, gross	207,101	204,061		160,823
Allowance for loan losses	(2,092)	(2,014)	(2,021)	(1,585)	(947)
Consumer
Loans and Allowance for Loan Losses
Loans, gross	4,124	3,349		4,927
Allowance for loan losses	$ (64)	$ (53)	$ (66)	$ (77)	$ (53)